Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2023	December 31, 2022

Income tax payable	$2,400,330	$808,705
Value added tax payable	1,662,880	1,897,087
Business tax payable	20,843	19,342
Other taxes payable	61,867	23,340
Total taxes payable	$4,145,920	$2,748,474

Schedule of Components of Income Tax Provision (Benefit)	The components of the income tax provision (benefit) are as follows:
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Current tax provision	$6,527,819	$4,792,026	$9,996,987
Deferred tax (benefit) provision	(710,672)	(50,172)	272,514
Total	$5,817,147	$4,741,854	$10,269,501

Schedule of Deferred Tax Assets Resulting from Differences Between Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Provision for doubtful accounts	$1,185,047	$1,369,968
Net operating loss carry-forwards	-	214,893
Expenses not currently deductible	-	292,675
Total deferred tax assets	1,185,047	1,877,536
Less: valuation allowance	(766,476)	(1,566,959)
Net deferred tax assets	$418,571	$310,577
The change in valuation allowance for the years ended December 31, 2023, 2022 and 2021 amounted to negative $800,483 , $942,054 and $256,740, respectively.
	December 31, 2023	December 31, 2022
Deferred tax liabilities:
Intangible assets acquired from business combinations	$114,650	$291,858
Revenue not currently taxable	-	418,066
Other	-	17,402
Total deferred tax liabilities	$114,650	$727,326

Schedule of Effective Tax Rate	The following table reconciles the China statutory rates to the Group’s effective tax rate for the years ended December 31, 2023, 2022 and 2021:
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates	(4.2)%	(8.1)%	(8.3)%
Effect of temporary differences	(3.0)%	-	0.6%
Effect of non-deductible expenses	2.6%	0.1%	7.7%
Change in Valuation Allowance	3.4%	4.1%	-
Effect of net operating loss carryforwards	0.9%	-	-
Effective tax rate-continuing operations	24.7%	21.1%	25.0%